First-time adoption - Summary of Detailed Information About Reconciliation of Retained Earnings Due to First Time Adoption of IFRS Explanatory (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings	¥ 3,760,763	¥ 2,914,503	¥ 1,949,697
Previous GAAP [member]
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		3,857,152	2,765,187
Previous GAAP [member] | Exchange differences on translating foreign operations
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		(510,091)	(509,872)
Previous GAAP [member] | Post-employment benefits
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		(294,524)	(317,184)
Previous GAAP [member] | Impairment of goodwill
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		(97,785)	(96,817)
Previous GAAP [member] | Equity instruments and debt instruments
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		(159,693)	37,546
Previous GAAP [member] | Other
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		13,249	6,616
Previous GAAP [member] | Tax effect of adjustments
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		106,195	64,221
Previous GAAP [member] | Total
Reconciliation Of Retained Earnings Due TO First Time Adoption Of IFRS [Line Items]
Retained earnings		¥ (942,649)	¥ (815,490)